Related Party Transactions	6 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

13. RELATED PARTY TRANSACTIONS

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company as a whole. The Company has determined that key management personnel consist of members of the Company’s Board, its Chief Executive Officer, Chief Financial Officer, Chief Operating Officer and Chief Scientific Officer. The remuneration of directors and key management personnel during the six months ended June 30, 2022 and 2021 was as follows:

	Six months ended
	June 30,
	2022	2021
Salaries and benefits	$1,264,187	$109,733

Remuneration paid to related parties other than key personnel during the six months ended June 30, 2022 and 2021 was as follows:

	Six months ended
	June 30,
	2022	2021
Salaries and benefits	$61,116	$943

During the six months ended June 30, 2022 and 2021, the Company incurred interest expense of $16,838 and $24,983 on balances owing to related parties, respectively.

During the six months ended June 30, 2022 and 2021, the Company incurred accretion expense of $7,885 and $9,908 on balances owing to related parties, respectively.

As at June 30, 2022, EUR 30,000 (approximately $31,452) with a carrying value of $30,848 (2021 – $33,767) of the 2019 and 2020 Convertible Loans were owing to the Chief Scientific Officer of the Company and a major shareholder of the Company, respectively. The amounts are due on September 30, 2022.

As at June 30, 2022, EUR 350,000 (approximately $366,940) (2021 – EUR 350,000) with a carrying value of $445,174 (2021 – $498,972) of the 8.5% SPAs were owing to major shareholders of the Company. EUR 150,000 of the loan is due on June 30, 2023 and EUR 200,000 of the loan is due on December 31, 2025.

During the six months ended June 30, 2022 and 2021, we recorded expenses of $126,173 and $0, respectively, for the cost of royalties and other associated costs owed to ColoAlert AS, the company from which we exclusively license the ColoAlert product. Our Board Chairman is also a significant equity holder of ColoAlert AS. During the six months ended June 30, 2022 and 2021, we paid ColoAlert AS $27,335 and $0, respectively. On June 30, 2022 and December 31, 2021, we had liabilities recorded for unpaid costs to ColoAlert AS of $104,840 and $84,750, respectively, recorded as Accounts payable – related party.